NONCONTROLLING INTERESTS (Details) (USD $)	12 Months Ended																			12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013 Mendota Properties LLC [Member]	Apr. 30, 2012 Mendota Properties LLC [Member]	Apr. 30, 2013 IRET-1715 YDR, LLC [Member]	Apr. 30, 2012 IRET-1715 YDR, LLC [Member]	Apr. 30, 2013 IRET-Williston Garden Apartments, LLC [Member]	Apr. 30, 2012 IRET-Williston Garden Apartments, LLC [Member]	Apr. 30, 2013 IRET - Jamestown Medical Building, LLC [Member]	Apr. 30, 2012 IRET - Jamestown Medical Building, LLC [Member]	Apr. 30, 2013 WRH Holding, LLC [Member]	Apr. 30, 2012 WRH Holding, LLC [Member]	Apr. 30, 2013 IRET-Cypress Court Apartments, LLC [Member]	Apr. 30, 2012 IRET-Cypress Court Apartments, LLC [Member]	Apr. 30, 2013 IRET - Minot Apartments, LLC [Member]	Oct. 31, 2012 IRET - Minot Apartments, LLC [Member]	Apr. 30, 2012 IRET - Minot Apartments, LLC [Member]	Apr. 30, 2013 IRET - WRH 1, LLC [Member]	Apr. 30, 2012 IRET - WRH 1, LLC [Member]	Apr. 30, 2013 Commons at Southgate - Minot, ND [Member]	Apr. 30, 2013 Landing at Southgate - Minot, ND [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	$ 26,055,000	$ 13,564,000	$ 7,236,000	$ 7,460,000	$ 1,003,000	$ 958,000	$ 2,597,000	$ 2,295,000	$ 1,396,000	$ 1,471,000	$ 1,118,000	$ 1,380,000	$ 1,149,000	$ 0	$ 5,937,000		$ 0	$ 5,619,000	$ 0
Number of apartment units owned	4,865															341
Number of 36 unit buildings																					3
Number of units in building	32																			233	36
Construction costs for joint venture	$ 52,200,000
Percentage of cost financed with debt (in hundredths)	69.00%														7.00%
Ownership percentage (in hundredths)	51.00%														49.00%